Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables
Schedule of trade and other receivables

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	5,790	0	5,790	6,231	0	6,231
Other receivables	885	218	1,103	543	209	752
/ Total	6,675	218	6,893	6,774	209	6,983